Document and Entity Information	12 Months Ended
Jun. 30, 2018 shares
Document And Entity Information
Entity Registrant Name	BrasilAgro - Brazilian Agricultural Real Estate Co
Entity Central Index Key	0001499849
Document Type	20-F
Trading Symbol	LND
Document Period End Date	Jun. 30, 2018
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Entity a Well-known Seasoned Issuer	No
Entity a Voluntary Filer	No
Entity's Reporting Status Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	56,888,916
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018